AOMT II, LLC ABS-15G

Exhibit 99.48

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXX	2026060308	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	Interest:Accrual	XXX - Interest Rate Accrual Warning (XXX)	Resolved-Resolved - Due Diligence Vendor-XXX
Ready for Review-. - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Ready for Review-. - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Ready for Review-. - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Please find attached the PCCD, thank you.  - Seller-XXX
Open-Under the XXX, a Lender may not begin to accrue interest on a loan secured by XXX dwelling on XXX located in XXX prior to XXX day before the loan proceeds are disbursed to the Borrower or to the Borrower's XXX. (XXX)  State Specific Condition hence as Open Status.
 - Due Diligence Vendor-XXX
														Open- - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Please find attached the PCCD, thank you. - Seller-XXX	Resolved-Resolved - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026060308	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	Tolerance:Disclosure	XXX - Closing Disclosure Total of Payments XXX	Resolved-. - Due Diligence Vendor-XXX
Resolved- - Due Diligence Vendor-XXX
Open-The disclosed Total of Payments (XXX) is understated by more than $XXX when compared to the actual Total of Payments of (XXX). The difference is (XXX). After the initiation of foreclosure on the consumer's principal dwelling that secures the credit obligation, Regulation Z considers the disclosed Total of Payments inaccurate if it is understated by more than $XXX. (12 CFR 1026.23(h)(2)(ii)) . - Due Diligence Vendor-XXX
														Open- - Due Diligence Vendor-XXX		Resolved-. - Due Diligence Vendor-XXX				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026060308	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	Rescission:Disbursement	XXX - Right of Rescission (Loan Disbursement Violation) (XXX)	Resolved-. - Due Diligence Vendor-XXX
Resolved- - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Please find attached the PCCD, thank you.  - Buyer-XXX
Open-The loan disbursement date (XXX) is earlier than, or the same day as, the calculated "Right to Cancel Expire Date" (XXX). Under Regulation Z, funds may not be disbursed to the borrower until after the expiration of the rescission period. (Reg Z, 12 CFR 1026.23(c) and XXX)   - Due Diligence Vendor-XXX
														Open- - Due Diligence Vendor-XXX		Resolved-. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026060323	Closed	XXX	XXX	Resolved	1 - Information	D	A	Property	Missing Doc	XXX/ Valuation is Missing	Resolved-XXX or Additional Valuation is present or Not Required - Due Diligence Vendor-XXX
Resolved-Property page updated  - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. XXX - LCA score of XXX - Seller-XXX
Open-XXX or Additional Valuation (with acceptable variance to Primary) is missing per guideline requirements and CU Score, if present, is greater than XXX Per the Guideline version XXX on page#XXX, XXX or Additional Valuation(with acceptable variance to Primary) is missing per guideline requirements and CU Score, if present, is greater than XXX. XXX or Additional Valuation for securitization purposes is missing. File needs a XXX or XXX XXX report with a score less than XXX or the file needs an Appraisal Desk Review
														- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. XXX - LCA score of XXX - Seller-XXX	Resolved-XXX or Additional Valuation is present or Not Required - Due Diligence Vendor-XXX Resolved-Property page updated - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026060304	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Ineligible Housing History per program guidelines	Resolved-Requested sufficient housing history provided in findings, updated & condition resolved. - Due Diligence Vendor-XXX
Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Housing History and Seller Certificate - Seller-XXX
Open-Housing History Does Not Meet Guideline Requirements Provide VOM or free and clear letter to verify Borrower's Housing History - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Housing History and Seller Certificate - Seller-XXX	Resolved-Requested sufficient housing history provided in findings, updated & condition resolved. - Due Diligence Vendor-XXX
 Resolved-Housing History Meets Guideline Requirements - Due Diligence Vendor-XXX
																	XXX.pdf XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2026060304	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Requested alerts cleared fraud report provided, updated & condition resolved. - Due Diligence Vendor-XXX
Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. cleared alerts - Seller-XXX
Open-Fraud Report Shows Uncleared Alerts The fraud report in file (page # XXX) is showing XXX high uncleared alerts. The required clear fraud report is missing from file.
- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. cleared alerts - Seller-XXX	Resolved-Requested alerts cleared fraud report provided, updated & condition resolved. - Due Diligence Vendor-XXX
 Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX
																	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2026060304	Closed	XXX	XXX	Resolved	1 - Information	B	A	Credit	Credit	Missing non-subject rental income documentation	Resolved-Updated 1003 and 1008 provided - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Updated 1003.1008 - Seller-XXX
Counter-Diligence figures based on documentation provided: XXX - $XXX HOI and $XXX taxes (XXX) - Lender's 1003 XXX; XXX - XXX HOI and XXX taxes (XXX) - Lender's 1003 -XXX; XXX - XXX HOI and XXX taxes (XXX) - Lender's 1003 -XXX; XXX - XXX HOI and XXX taxes (XXX) - Lender's 1003 -XXX; XXX  XXX HOI and $XXX taxes ($XXX) - Lender's 1003 -$XXX; XXX $XXX HOI and $XXX taxes ($XXX) - Lender's 1003 -$XXX) - Provide updated 1003 and 1008 with verified taxes and insurance or provide verification of Lender's 1003 totals - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Updated 1003 and insurance

 - Seller-XXX
Counter-Is the address for XXX  not a valid address and is the address supposed to be XXX? If so, please update the address on the 1003 and provide the hazard insurance for XXX   - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. HOI – XXX  attached page XXX shows this is for this property
XXX showing no address and XXX  is showing our address - Seller-XXX
Counter-The tax document provided is for for XXX Auditor is unable to conclude that XXX is the same property as XXX. Still also missing HOI for XXX - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Property Tax document - Seller-XXX
Counter-Still missing tax cert for XXX (if improved provide XXX as well) and HOI for XXX - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Insurance Docs - Seller-XXX
Counter-Still missing tax cert for XXX. Also missing XXX for XXX, XXX, XXX, and XXX (all are improved per tax bill) and will need satisfactory evidence that XXX are owned free and clear  - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Tax verifications - Seller-XXX
Counter-Tax verification provided for XXX and XXX. Still missing XXX, XXX, XXX, and XXX  - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Property Taxes and Seller Certificate - Seller-XXX
Open-Provide proof of tax documents for below properties: XXX, XXX, XXX, XXX, XXX, XXX, XXX, XXX, XXX - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Updated 1003.1008 - Seller-XXX
 Ready for Review-Document Uploaded. Updated 1003 and insurance

 - Seller-XXX
 Ready for Review-Document Uploaded. XXX – XXX attached page XXX shows this is for this property
XXX showing no address and XXX is showing our address - Seller-XXX
 Ready for Review-Document Uploaded. Property Tax document - Seller-XXX
 Ready for Review-Document Uploaded. Insurance Docs - Seller-XXX
 Ready for Review-Document Uploaded. Tax verifications - Seller-XXX
 Ready for Review-Document Uploaded. Property Taxes and Seller Certificate - Seller-XXX
																Resolved-Updated 1003 and 1008 provided - Due Diligence Vendor-XXX	XXX.pdf XXX.pdf XXX.pdf XXX.pdf XXX.pdf XXX.pdf XXX.pdf XXX.pdf XXX.pdf XXX.pdf XXX.pdf XXX.pdf XXX.pdf XXX.pdf XXX.pdf XXX.pdf XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2026060371	Closed	XXX	XXX	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Lender Credits That Cannot Decrease Test (XXX)	Resolved-Resolved - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Open- - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. XXX - Seller-XXX
Open- - Due Diligence Vendor-XXX
Open-The baseline amount of non-specific (lump sum) lender credits and specific lender credits disclosed is ($XXX). The Last CD shows a total lender credit amount of (XXX). The following fees "lender credits" have decreased below their baseline amounts (General Lender Credit). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). Lender credit decreased from XXX in Revised CD page XXX to XXX in Final CD page XXX, Provide XXX to cure this fee. - Due Diligence Vendor-XXX
														Open- - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. XXX - Seller-XXX	Resolved-Resolved - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A
XXX	2026060371	Closed	XXX	XXX	Waived	2 - Non-Material	C	B	Credit	Eligibility	Ineligible Housing History per program guidelines	Waived-Exception to allow housing history to be verified with VOR - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Housing History Does Not Meet Guideline Requirements As per exception page XXX allow housing history to be verified with VOR and XXX, VOR is on page XXX and XXX is on page XXX.
														- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Waived-Exception to allow housing history to be verified with XXX - Due Diligence Vendor-XXX	XXX.pdf		XXX% LTV is below the maximum XXX% LTV by XXX%. XXX% DTI is below the maximum XXX% DTI by XXX%. XXX Representative credit score exceeds the minimum required of XXX by XXX points	XXX	XXX	XXX	NA	XXX	Originator Post-Close	Yes
XXX	2026060338	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX
Resolved-Updated fraud report with cleared alerts provided. Resolved
 - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Cleared alerts - Seller-XXX
Open-Fraud Report Shows Uncleared Alerts Per the XXX XXX   a clear fraud report is required. The fraud report in file (page # XXX) is showing XXX high uncleared alert. The required cleared report is missing.
														- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Cleared alerts - Seller-XXX	Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-XXX Resolved-Updated fraud report with cleared alerts provided. Resolved - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2026060338	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Eligibility	XXX Check Not Completed and/or Cleared	Resolved-XXX Check Completed and Cleared - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. cleared alerts - Seller-XXX
Open-XXX Check Not Completed and/or Cleared Confirm that the borrower has been manually checked against XXX List (XXX –  XXX Borrower XXX of XXX). Missing XXX List Search per guidelines
														- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. cleared alerts - Seller-XXX	Resolved-XXX Check Completed and Cleared - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A